Prepayments and Other Current Assets, Net - Schedule of movement in the allowance for credit losses (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Financing Receivable, Allowance for Credit Loss [Line Items]
Beginning balance	¥ 92,695	$ 13,440	¥ 100,020
Amounts charged to expenses	(3,156)	(458)	1,462
Amounts written off			(3,951)
Foreign Exchange effect	(6,310)	(914)	1,912
Ending balance	102,161	14,812	92,695
Prepaid Expenses and Other Current Assets [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Beginning balance	102,985	14,931	171,619
Amounts charged to expenses	19,266	2,793	(696)
Amounts written off	(27,623)	(4,005)	(66,658)
Disposal of a subsidiary			(1)
Foreign Exchange effect	5,315	771	(1,279)
Ending balance	¥ 99,943	$ 14,490	¥ 102,985